Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flow from operating activities:
Net loss	$ (5,790)	$ (1,721)	$ (10,780)	$ (11,592)	$ (9,939)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	638	441	1,893	1,863	1,106
Noncash share-based compensation expense	584	189	957	568	193
Noncash interest expense	462	438	679	336	210
Noncash sublease termination income		(839)	(839)
Noncash charitable contribution				122
Loss on disposition of property and equipment			(15)	12
Changes in operating assets and liabilities:
Accounts receivable	4,575	56	(4,414)	(1,182)	(4,183)
Other receivables	251	(40)	(246)	898	(885)
Prepaid expenses and other current assets	(1,264)	(529)	(1,091)	(112)	(298)
Other assets	(61)	(30)	(106)	(37)	7
Accounts payable and accrued liabilities	370	(122)	1,318	592	1,175
Deferred revenue	1,793	2,606	13,082	6,771	5,899
Other current liabilities	(192)	(313)	491	476	224
Deferred rent expense, net of current portion	(9)	1,170	892	(356)	819
Other long-term liabilities				(63)	(71)
Net cash provided by (used in) operating activities	1,357	1,306	1,821	(1,704)	(5,743)
Cash flows from investing activities:
Purchase of property and equipment	(2,142)	(252)	(2,405)	(1,925)	(2,760)
Proceeds from sale of assets		5	12
Purchase of Enkari, Ltd. assets					(300)
Purchase of Agile Advantage, Inc. assets			(420)
Purchase of Flowdock Oy, net of cash received	(2,857)
Net cash used in investing activities	(4,999)	(247)	(2,813)	(1,925)	(3,060)
Cash flows from financing activities:
Payments on notes payable and revolving line of credit					(2,690)
Purchase and cancelation of preferred stock				(1,388)
Purchase of treasury shares					(6)
Proceeds from issuance of common stock	261	21	451	122	310
Payments on capital lease obligations		(11)	(31)	(101)	(151)
Proceeds from issuance of preferred stock				20,000
Preferred stock offering costs				(118)
Proceeds from initial public offering, net of underwriting discounts and commissions	89,838
Deferred offering costs	(419)		(1,271)
Net cash provided by (used in) financing activities	89,680	10	(851)	18,515	(2,537)
Increase (decrease) in cash and cash equivalents	86,038	1,069	(1,843)	14,886	(11,340)
Cash and cash equivalents-beginning of period	17,609	19,452	19,452	4,566	15,906
Cash and cash equivalents-end of period	103,647	20,521	17,609	19,452	4,566
Supplementary information:
Cash paid for interest		1	4	12	42
Cash paid for income taxes	12		57
Noncash investing and financing activities:
Conversion of redeemable convertible preferred stock to common stock	68,410
Conversion of preferred stock warrants to common stock warrants	2,066
Common stock issued as partial consideration to acquire Flowdock Oy	1,293
Common stock issued as partial consideration to acquire Enkari, Ltd.					50
Property and equipment purchases in accounts payable	134	72	81	99	451
Deferred offering costs included in accounts payable	$ 1,191		$ 181